Unvested Share Activity under Stock Options Plans (Detail) (AVX Corporation, USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Mar. 31, 2012
AVX Corporation
Number of Options
Beginning Balance	1,295
Options granted	530
Options forfeited	(11)
Options vested	(513)
Ending Balance	1,301
Weighted Average Grant-Dated Fair Value
Beginning Balance	$ 3.22
Options granted	$ 3.03
Options forfeited	$ 3.01
Options vested	$ 3.61
Ending Balance	$ 2.99